                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08558
                                                      ---------

                                Growth Portfolio
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

GROWTH PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.8%

SECURITY                                                       SHARES           VALUE
---------------------------------------------------------------------------------------------
APPAREL MANUFACTURER -- 0.5%

Warnaco Group, Inc., (The)(1)                                          35,000   $     612,500
---------------------------------------------------------------------------------------------
                                                                                $     612,500
---------------------------------------------------------------------------------------------

BROADCASTING -- 0.7%

TiVo, Inc.(1)                                                          80,000   $     855,200
---------------------------------------------------------------------------------------------
                                                                                $     855,200
---------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 4.0%

Dun & Bradstreet Corp.(1)                                              23,000   $   1,224,060
Integrated Alarm Services Group, Inc.(1)                               34,000         306,340
Rollins, Inc.                                                          50,000       1,161,500
Sotheby's Holdings, Inc.(1)                                           175,000       2,523,500
---------------------------------------------------------------------------------------------
                                                                                $   5,215,400
---------------------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.0%

Shuffle Master, Inc.(1)                                                61,968   $   2,582,826
---------------------------------------------------------------------------------------------
                                                                                $   2,582,826
---------------------------------------------------------------------------------------------

CHEMICALS -- 1.5%

IMC Global, Inc.                                                       57,600   $     650,880
Lyondell Chemical Co.                                                  72,000       1,282,320
---------------------------------------------------------------------------------------------
                                                                                $   1,933,200
---------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 6.2%

Affiliated Computer Services, Inc., Class A(1)                         24,000   $   1,158,240
BroadVision, Inc.(1)                                                  151,000       1,224,610
Callidus Software, Inc.(1)                                            153,400       2,432,924
Cognizant Technology Solutions Corp.(1)                                12,500         593,000
Manugistics Group, Inc.(1)                                            119,000         869,890
PeopleSoft, Inc.(1)                                                    50,000       1,079,000
Pinnacle Systems, Inc.(1)                                              75,000         565,500
---------------------------------------------------------------------------------------------
                                                                                $   7,923,164
---------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 6.2%

Enterasys Networks, Inc.(1)                                           300,000   $   1,365,000
Gateway, Inc.(1)                                                      240,000       1,303,200
Research In Motion, Ltd.(1)                                            53,100       5,253,714
---------------------------------------------------------------------------------------------
                                                                                $   7,921,914
---------------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 0.7%

Central European Distribution Corp.(1)                                 26,300   $     909,980
---------------------------------------------------------------------------------------------
                                                                                $     909,980
---------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 2.0%

Tempur-Pedic International, Inc.(1)                                   159,100   $   2,641,060
---------------------------------------------------------------------------------------------
                                                                                $   2,641,060
---------------------------------------------------------------------------------------------

DRUGS -- 5.6%

American Pharmaceutical Partners, Inc.(1)                              80,545   $   2,875,457
Biovail Corp.(1)                                                       60,000       1,227,600
Cephalon, Inc.(1)                                                       8,000         474,640
Dr. Reddy's Laboratories Ltd. ADR                                      25,000         636,250
IVAX Corp.(1)                                                          30,000         667,800
Vertex Pharmaceuticals, Inc.(1)                                       120,000       1,353,600
---------------------------------------------------------------------------------------------
                                                                                $   7,235,347
---------------------------------------------------------------------------------------------

EDUCATION -- 1.8%

Sylvan Learning Systems, Inc.(1)                                       76,700   $   2,370,030
---------------------------------------------------------------------------------------------
                                                                                $   2,370,030
---------------------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.7%

FLIR Systems, Inc.(1)                                                  23,000   $     889,410
---------------------------------------------------------------------------------------------
                                                                                $     889,410
---------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.5%

Rinker Group Ltd.                                                     110,000   $     596,640
---------------------------------------------------------------------------------------------
                                                                                $     596,640
---------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 8.6%

Coinstar, Inc.(1)                                                     150,000   $   2,710,500
E*TRADE Financial Corp.(1)                                            190,000       2,718,900
H&R Block, Inc.                                                        12,000         648,600
Mitsubishi Tokyo Financial Group, Inc. ADR                            300,000       2,340,000
Providian Financial Corp.(1)                                          163,000       2,107,590
Student Loan Corp., (The)                                               3,800         583,718
---------------------------------------------------------------------------------------------
                                                                                $  11,109,308
---------------------------------------------------------------------------------------------

HEALTH SERVICES -- 5.5%

PacifiCare Health Systems, Inc.(1)                                     80,000   $   2,856,000
United Surgical Partners International, Inc.(1)                        53,000       1,932,910

                        See notes to financial statements

SECURITY                                                       SHARES           VALUE
---------------------------------------------------------------------------------------------
HEALTH SERVICES (CONTINUED)

WebMD Corp.(1)                                                        134,000   $   1,147,040
Weight Watchers International, Inc.(1)                                 32,000       1,200,640
---------------------------------------------------------------------------------------------
                                                                                $   7,136,590
---------------------------------------------------------------------------------------------

INSURANCE -- 4.6%

PMI Group, Inc., (The)                                                 78,700   $   3,116,520
Radian Group, Inc.                                                     46,000       2,010,200
Triad Guaranty, Inc.(1)                                                14,700         807,912
---------------------------------------------------------------------------------------------
                                                                                $   5,934,632
---------------------------------------------------------------------------------------------

INTERNET SERVICES -- 3.4%

InterActiveCorp(1)                                                     40,000   $   1,302,800
WebEx Communications, Inc.(1)                                         119,000       3,042,830
---------------------------------------------------------------------------------------------
                                                                                $   4,345,630
---------------------------------------------------------------------------------------------

MANUFACTURED HOUSING -- 2.8%

Fleetwood Enterprises, Inc.(1)                                        270,000   $   3,550,500
---------------------------------------------------------------------------------------------
                                                                                $   3,550,500
---------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 2.1%

Apogent Technologies, Inc.(1)                                          30,000   $     846,000
Cyberonics, Inc.(1)                                                    76,000       1,855,920
---------------------------------------------------------------------------------------------
                                                                                $   2,701,920
---------------------------------------------------------------------------------------------

METAL PROCESSORS & FABRICATOR -- 0.8%

Precision Castparts Corp.                                              24,000   $   1,083,600
---------------------------------------------------------------------------------------------
                                                                                $   1,083,600
---------------------------------------------------------------------------------------------

MINING -- 2.1%

Aber Diamond Corp.(1)                                                  10,000   $     342,390
Inco, Ltd.(1)                                                          64,000       2,378,240
---------------------------------------------------------------------------------------------
                                                                                $   2,720,630
---------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 3.4%

ENSCO International, Inc.                                              92,000   $   2,702,040
Key Energy Services, Inc.(1)                                          120,000       1,622,400
---------------------------------------------------------------------------------------------
                                                                                $   4,324,440
---------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 1.6%

Harvest Natural Resources, Inc.(1)                                    120,000   $   1,401,600
Plains Exploration & Production Co.(1)                                 39,000         636,090
---------------------------------------------------------------------------------------------
                                                                                $   2,037,690
---------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 3.7%

Estee Lauder Co., Inc., (The), Class A                                 50,000   $   2,130,000
Gillette Co., (The)                                                    67,000       2,578,830
---------------------------------------------------------------------------------------------
                                                                                $   4,708,830
---------------------------------------------------------------------------------------------

RESTAURANTS -- 0.5%

Panera Bread Co., Class A(1)                                           15,000   $     581,400
---------------------------------------------------------------------------------------------
                                                                                $     581,400
---------------------------------------------------------------------------------------------

RETAIL -- 8.5%

CarMax, Inc.(1)                                                        40,000   $   1,360,000
CSK Auto Corp.(1)                                                      55,000       1,060,400
Foot Locker, Inc.(1)                                                  160,000       4,192,000
Kmart Holding Corp.(1)                                                 42,000       1,260,000
Linens 'N Things, Inc.(1)                                              44,000       1,491,600
Tweeter Home Entertainment Group, Inc.(1)                             145,000       1,599,350
---------------------------------------------------------------------------------------------
                                                                                $  10,963,350
---------------------------------------------------------------------------------------------

RETAIL-SPECIALTY -- 6.3%

Burberry Group plc                                                    200,000   $   1,309,267
MSC Industrial Direct Co., Inc.                                        54,000       1,547,100
NBTY, Inc.(1)                                                         160,000       5,321,600
---------------------------------------------------------------------------------------------
                                                                                $   8,177,967
---------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.3%

Mykrolis Corp.(1)                                                      75,000   $   1,131,000
Veeco Instruments, Inc.(1)                                             20,000         583,400
---------------------------------------------------------------------------------------------
                                                                                $   1,714,400
---------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 11.2%

Amdocs Ltd.(1)                                                         25,000   $     697,000
Nextel Communications, Inc., Class A(1)                                82,000       2,172,180
NII Holdings, Inc., Class B(1)                                         47,000       5,092,450
NTL, Inc.(1)                                                           71,331       4,890,453
Turkcell Iletisim Hizmetleri AS(1)                                     50,000       1,541,500
---------------------------------------------------------------------------------------------
                                                                                $  14,393,583
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES           VALUE
---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (IDENTIFIED COST $105,935,283)                                                $ 127,171,141
---------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)  VALUE
---------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
  1.06%, 3/1/04                                                       3,798     $   3,798,000
---------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $3,798,000)                                               $   3,798,000
---------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 101.7%
  (IDENTIFIED COST $109,733,283)                                                $ 130,969,141
---------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (1.7)%                                        $  (2,188,946)
---------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $ 128,780,195
---------------------------------------------------------------------------------------------

(1) Non-income producing security.

                        See notes to financial statements

GROWTH PORTFOLIO as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value
   (identified cost, $109,733,283)                                $  130,969,141
Cash                                                                         328
Receivable for investments sold                                        1,230,804
Interest and dividends receivable                                         28,182
--------------------------------------------------------------------------------
TOTAL ASSETS                                                      $  132,228,455
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $    3,426,413
Accrued expenses                                                          21,847
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 $    3,448,260
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO         $  128,780,195
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals           $  107,544,337
Net unrealized appreciation (computed on the basis
   of identified cost)                                                21,235,858
--------------------------------------------------------------------------------
TOTAL                                                             $  128,780,195
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,695)                          $      113,443
Interest                                                                  22,886
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           $      136,329
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                            $      374,471
Trustees' fees and expenses                                                3,778
Custodian fee                                                             42,771
Legal and accounting services                                             17,794
Miscellaneous                                                              5,511
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                    $      444,325
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                               $     (307,996)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                $   15,230,914
   Foreign currency transactions                                          14,564
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                 $   15,245,478
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                            $   (6,123,416)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              $   (6,123,416)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                  $    9,122,062
--------------------------------------------------------------------------------


NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    8,814,066
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
INCREASE (DECREASE)                           FEBRUARY 29, 2004  YEAR ENDED
IN NET ASSETS                                 (UNAUDITED)        AUGUST 31, 2003
--------------------------------------------------------------------------------
From operations --
   Net investment loss                         $     (307,996)   $     (468,016)
   Net realized gain (loss)                        15,245,478        (1,967,721)
   Net change in unrealized
      appreciation (depreciation)                  (6,123,416)       30,467,019
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $    8,814,066    $   28,031,282
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                               $   14,302,446    $   63,757,139
   Withdrawals                                     (8,832,004)      (67,091,995)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                        $    5,470,442    $   (3,334,856)
--------------------------------------------------------------------------------

Net increase in net assets                     $   14,284,508    $   24,696,426
--------------------------------------------------------------------------------

NET ASSETS

At beginning of period                         $  114,495,687    $   89,799,261
--------------------------------------------------------------------------------
AT END OF PERIOD                               $  128,780,195    $  114,495,687
--------------------------------------------------------------------------------

                        See notes to financial statements

GROWTH PORTFOLIO  as of February 29, 2004

FINANCIAL STATEMENTS (UNAUDITED)

SUPPLEMENTARY DATA

                                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                      FEBRUARY 29, 2004    ---------------------------------------------------------
                                                      (UNAUDITED)          2003        2002        2001        2000         1999
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.74%(1)       0.77%       0.75%       0.73%       0.72%       0.71%
   Interest expense                                               --             --          --        0.04%       0.01%         --
   Net investment income (loss)                                (0.52)%(1)     (0.52)%     (0.44)%     (0.20)%      0.16%       0.40%
Portfolio Turnover                                               142%           217%        282%        301%        274%         34%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 7.55%         33.37%     (23.66)%        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                  $ 128,780      $ 114,496   $  89,799   $ 122,467   $ 183,553   $ 193,824
------------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

GROWTH PORTFOLIO  as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 29, 2004, no credit balances were used to reduce the Portfolio's custodian fee.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the six months ended February 29, 2004, the fee amounted to $374,471. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $168,245,315 and $161,920,345 respectively, for the six months ended February 29, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                 $ 109,733,283
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                  $  22,315,992
   Gross unrealized depreciation                                     (1,080,134)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                    $  21,235,858
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

INVESTMENT MANAGEMENT


GROWTH PORTFOLIO

                     OFFICERS
                     Duncan W. Richardson
                     President

                     Arieh Coll
                     Vice President and
                     Portfolio Manager

                     William J. Austin, Jr.
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES
                     Jessica M. Bibliowicz

                     James B. Hawkes

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROWTH PORTFOLIO


By:     /S/ Duncan W. Richardson
        ------------------------
        Duncan W. Richardson
        President


Date:   April 13, 2004
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ William J. Austin Jr.
        -------------------------
        William J. Austin Jr.
        Treasurer

Date:   April 13, 2004
        --------------

By:     /S/ Duncan W. Richardson
        ------------------------
        Duncan W. Richardson
        President


Date:   April 13, 2004
        --------------